Balance Sheet Components - Schedule Of Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 16,700	$ 0
Accumulated amortization	(1,921)	0
Total	14,779	0
Automation Platform Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	7,200	0
Multimodal Software Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	4,900	0
System Simulation Software Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 4,600	$ 0